Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Treasury stock	Accumulated other comprehensive (loss) income
Balance at Sep. 30, 2008	$ 152,412	$ 1,479	$ 16,484	$ 172,612	$ (38,418)	$ 255
Comprehensive income:
Net income (loss)	18,709			18,709
Other comprehensive income, net of tax
Unrealized gain (loss) on securities	1,656					1,656
Total comprehensive income (loss)	20,365
Cash dividends paid	(7,080)			(7,080)
Stock based compensation expense	41		41
Adjustment for the adoption of FAS 159, net of tax	650			650
Other Comprehensive Income Disclosure:
Unrealized gain (loss) on available for sale securities, net of income taxes of $(717), $1,209 and $2,794 at September 30, 2011, 2010 and 2009, respectively	4,463
Reclassification adjustment for gain included in net income, net of income taxes of $259, $2,140 and $1,758 at September 30, 2011, 2010 and 2009, respectively	(2,807)
Change in unrealized loss on available for sale securities, net of income taxes of $(729), $(931) and $1,037 at September 30, 2011, 2010 and 2009, respectively	1,656					1,656
Balance at Sep. 30, 2009	166,388	1,479	16,525	184,891	(38,418)	1,911
Comprehensive income:
Net income (loss)	6,323			6,323
Other comprehensive income, net of tax
Unrealized gain (loss) on securities	(1,487)					(1,487)
Total comprehensive income (loss)	4,836
Cash dividends paid	(3,540)			(3,540)
Stock based compensation expense	78		78
Other Comprehensive Income Disclosure:
Unrealized gain (loss) on available for sale securities, net of income taxes of $(717), $1,209 and $2,794 at September 30, 2011, 2010 and 2009, respectively	1,931
Reclassification adjustment for gain included in net income, net of income taxes of $259, $2,140 and $1,758 at September 30, 2011, 2010 and 2009, respectively	(3,418)
Change in unrealized loss on available for sale securities, net of income taxes of $(729), $(931) and $1,037 at September 30, 2011, 2010 and 2009, respectively	(1,487)					(1,487)
Balance at Sep. 30, 2010	167,762	1,479	16,603	187,674	(38,418)	424
Comprehensive income:
Net income (loss)	(16,268)			(16,268)
Other comprehensive income, net of tax
Unrealized gain (loss) on securities	(1,165)					(1,165)
Total comprehensive income (loss)	(17,433)
Stock based compensation expense	49		49
Other Comprehensive Income Disclosure:
Unrealized gain (loss) on available for sale securities, net of income taxes of $(717), $1,209 and $2,794 at September 30, 2011, 2010 and 2009, respectively	(1,145)
Other-than-temporary loss recognized in earnings, net of income taxes of $246 at September 30, 2011	394
Reclassification adjustment for gain included in net income, net of income taxes of $259, $2,140 and $1,758 at September 30, 2011, 2010 and 2009, respectively	(414)
Change in unrealized loss on available for sale securities, net of income taxes of $(729), $(931) and $1,037 at September 30, 2011, 2010 and 2009, respectively	(1,165)					(1,165)
Balance at Sep. 30, 2011	$ 150,378	$ 1,479	$ 16,652	$ 171,406	$ (38,418)	$ (741)